Prepayments (Details Narrative) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Prepayments	$ 9,398,012	$ 2,904
Advance maintenance costs	7,481,946
Advance maintenance costs contract liabilities	8,792,391
VIS India Sub Group [member]
IfrsStatementLineItems [Line Items]
Prepayments	8,468,684
VIS International Sub-Group [member]
IfrsStatementLineItems [Line Items]
Prepayments	632,429
Braiin Corporate Sub Group [member]
IfrsStatementLineItems [Line Items]
Prepayments	281,880
Vega Sub Group [member]
IfrsStatementLineItems [Line Items]
Prepayments	$ 15,018